Interest Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2023
Interest Expenses, Net [Abstract]
Schedule of Interest Expenses, Net
	For the years ended December 31,
Nature	2023	2022	2021
Interest expenses on various loans and others	$(4,531)	$(79)	$(1,980)
Interest income on cash deposits in banks	1,283	42	-
Total	$(3,248)	$(37)	$(1,980)